Related parties (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remuneration
Short-term benefits	R$ 63	R$ 83	R$ 120
Post-employment benefit	1	2	2
Long term incentive plan	10	17	14
Total	R$ 74	R$ 102	R$ 136